Taxation - Schedule of Group's Actual Provision for Income Taxes and the Provision at the PRC (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Taxation [Abstract]
Net loss before income tax	$ (4,584,731)	¥ (31,107,853)	¥ (12,580,389)	¥ (4,101,646)
Income tax benefit at statutory tax rate of 25%		(7,776,963)	(3,145,097)	(1,025,412)
Impact of different tax rates in other jurisdictions		4,792,064	1,310,516	(18,513)
Effect of additional deduction for R&D expenses			(10,811)	(332,759)
Effect of non-deductible share-based compensation expenses		38,890
Effect of non-deductible entertainment expense		91,135	37,901	93,262
Effect of preferential tax rates		1,682,866	1,028,377	1,660,278
Deferred tax effect of tax rate change				3,100,939
Effect of deferred offering cost				(1,337,541)
Effect of NOL true up			(266,824)	499,562
Change in valuation allowance		1,172,008	948,596	(2,685,870)
Income tax benefit			¥ (97,342)	¥ (46,054)